Significant Accounting Policies (Details) - Schedule of major customer data as a percentage of total revenues	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of major customer data as a percentage of total revenues [Line Items]
Total revenues	100.00%	100.00%
Cipher Pharmaceuticals [Member]
Significant Accounting Policies (Details) - Schedule of major customer data as a percentage of total revenues [Line Items]
Total revenues	12.00%	20.00%
Chong Kun Dang Pharmaceuticals Corp [Member]
Significant Accounting Policies (Details) - Schedule of major customer data as a percentage of total revenues [Line Items]
Total revenues	24.00%	45.00%
Gebro Holding GmBH [Member]
Significant Accounting Policies (Details) - Schedule of major customer data as a percentage of total revenues [Line Items]
Total revenues	23.00%	35.00%
Ewopharma AG [Member]
Significant Accounting Policies (Details) - Schedule of major customer data as a percentage of total revenues [Line Items]
Total revenues	41.00%